DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 19)	$ 53,526	$ 57,802
Right of use - assets under operating leases	14,113	18,990
Fair value of cross currency interest rate swap (see Note 12D)	4,372	10,661
Prepaid long-term land lease, net	2,934	3,055
Long-term prepaid expenses	24,993	2,893
Deferred tax and other assets, net	$ 99,938	$ 93,401